CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Revenues
Total revenues	¥ 125,139	$ 17,894	¥ 200,976	¥ 233,363
Cost of revenues	(17,619)	(2,519)	(112,434)	(170,174)
Gross profit	107,520	15,375	88,542	63,189
Operating expenses
Selling and marketing expenses	(150,506)	(21,522)	(198,863)	(438,609)
Administrative expenses	(133,135)	(19,038)	(374,644)	(568,446)
Research and development expenses	(14,599)	(2,088)	(42,070)	(61,608)
Impairment losses, net	(81,558)	(11,663)	(300,921)	(73,816)
Total operating expenses	(379,798)	(54,311)	(916,498)	(1,142,479)
Other gains, net	6,484	927	20,928	24,083
Operating loss	(265,794)	(38,009)	(807,028)	(1,055,207)
Fair value changes of financial instruments at fair value through profit or loss	(126,749)	(18,125)	(80,322)	(203,663)
Finance costs	(32,567)	(4,656)	(39,838)	(31,852)
Loss before income tax	(425,110)	(60,790)	(927,188)	(1,290,722)
Income tax	0	0	19,150	(3,308)
Loss from continuing operations	(425,110)	(60,790)	(908,038)	(1,294,030)
Loss from discontinued operations	(24,857)	(3,555)	(6,404)	(13,120)
Net loss	(449,967)	(64,345)	(914,442)	(1,307,150)
Net loss attributable to:
Equity holders of the Company	(438,955)	(62,770)	(913,484)	(1,306,913)
Non-controlling interests	¥ (11,012)	$ (1,575)	¥ (958)	¥ (237)
Basic and diluted loss per share for loss from continuing operations attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.04)	$ (0.01)	¥ (0.35)	¥ (0.57)
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.04)	(0.01)	(0.35)	(0.57)
Basic and diluted loss per share for loss attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.05)	(0.01)	(0.35)	(0.58)
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.05)	$ (0.01)	¥ (0.35)	¥ (0.58)
Net loss for the year	¥ (449,967)	$ (64,345)	¥ (914,442)	¥ (1,307,150)
Other comprehensive (loss)/income that will not be reclassified to profit or loss in subsequent periods:
– Fair value changes on equity investment designated at fair value through other comprehensive income, net of tax	25,754	3,683	(37,127)	(24,090)
– Own-credit risk portion of fair value changes on convertible bonds designated at fair value through profit or loss, net of tax	121,652	17,396	0	0
– Currency translation differences	(3,050)	(436)	5,632	(6,408)
Other comprehensive (loss)/income for the year, net of tax	144,356	20,643	(31,495)	(30,498)
Total comprehensive loss for the year	(305,611)	(43,702)	(945,937)	(1,337,648)
Total comprehensive loss attributable to:
Equity holders of the Company	(294,599)	(42,127)	(944,979)	(1,337,411)
Non-controlling interests	(11,012)	(1,575)	(958)	(237)
Charging services revenues
Revenues
Total revenues	118,816	16,990	169,093	129,434
Energy solutions revenues
Revenues
Total revenues	765	109	25,516	100,545
New initiatives revenues
Revenues
Total revenues	¥ 5,558	$ 795	¥ 6,367	¥ 3,384